Filed Pursuant to Rule 497(e)

File Nos. 333-195493; 811-22961

 Merlyn.AI Best-of-Breed Core Momentum ETF

and

Merlyn.AI SectorSurfer Momentum ETF,

each a series of Alpha Architect ETF Trust
 (each a “Fund” and together, the “Funds”)

Supplement dated March 3, 2021

to the
 Statement of Additional Information (“SAI”)
 dated December 30, 2020

The website listed on page 2 of the SAI is hereby revised to refer to “www.MerlynETFs.com”.

Please retain this Supplement with your SAI.